Schedule of financial assets and liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Amortised cost	$ 18,503
Cash On Hand [member]
IfrsStatementLineItems [Line Items]
Amortised cost	1
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total	650,041	$ 737,548
Total	8,141,155	5,143,329
Alps Life Science Inc [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Amortised cost	45,528	74,016
Alps Life Science Inc [Member] | Other Receivables and Deposits [member]
IfrsStatementLineItems [Line Items]
Amortised cost	267,146	200,920
Alps Life Science Inc [Member] | Amount due from associates [member]
IfrsStatementLineItems [Line Items]
Amortised cost	18,435	2,145
Alps Life Science Inc [Member] | Cash and bank balances [member]
IfrsStatementLineItems [Line Items]
Amortised cost	318,932	460,467
Alps Life Science Inc [Member] | Trade payables [member]
IfrsStatementLineItems [Line Items]
Amortised cost	321,350	175,599
Alps Life Science Inc [Member] | Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Amortised cost	864,910	849,451
Alps Life Science Inc [Member] | Amount due to associates [member]
IfrsStatementLineItems [Line Items]
Amortised cost	20,763
Alps Life Science Inc [Member] | Amount due to directors [member]
IfrsStatementLineItems [Line Items]
Amortised cost	5,972,257	3,610,711
Alps Life Science Inc [Member] | Hire purchase liabilities [member]
IfrsStatementLineItems [Line Items]
Amortised cost		7,260
Alps Life Science Inc [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Amortised cost	961,875	500,308
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Amortised cost	58,313,065	63,275,711	$ 77,239
Total	58,313,065	63,275,711	77,239
Amortised cost	1,386,496	11,195,239	619,243
Total	1,386,496	11,195,239	619,243
Fair value	58,313,065	63,275,711	77,239
Fair value	1,386,496	11,195,239	619,243
Cilo Cybin Holdings Limited [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Amortised cost	58,313,065	63,275,711	77,239
Total	58,313,065	63,275,711	77,239
Fair value	58,313,065	63,275,711	77,239
Cilo Cybin Holdings Limited [member] | Shareholders loan [member]
IfrsStatementLineItems [Line Items]
Amortised cost		516,039	302,000
Total		516,039	302,000
Fair value		516,039	302,000
Cilo Cybin Holdings Limited [member] | Share subscription [member]
IfrsStatementLineItems [Line Items]
Amortised cost		7,729,697
Total		7,729,697
Fair value		7,729,697
Cilo Cybin Holdings Limited [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Amortised cost	1,386,496	2,949,697	317,243
Total	1,386,496	2,949,697	317,243
Fair value	$ 1,386,496	$ 2,949,697	$ 317,243